SEGMENT REPORTING - Schedule of Assets by Jurisdiction (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Total assets	$ 205,704	$ 157,181
U.S.
Segment Reporting Information [Line Items]
Total assets	143,145	141,613
U.K.
Segment Reporting Information [Line Items]
Total assets	46,245	264
Canada
Segment Reporting Information [Line Items]
Total assets	8,530	5,582
Bermuda and others
Segment Reporting Information [Line Items]
Total assets	$ 7,784	$ 9,722